Document and Entity Information	May 02, 2022
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Entity Address, Country	FR
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001613780
Document Type	8-K
Document Period End Date	May 02, 2022
Entity Registrant Name	DBV Technologies S.A.
Entity Incorporation State Country Code	I0
Entity File Number	001-36697
Entity Address, Address Line One	177-181 avenue Pierre Brossolette
Entity Address, Postal Zip Code	92120
Entity Address, City or Town	Montrouge
City Area Code	33
Local Phone Number	1 55 42 78 78
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	Ordinary shares, nominal value €0.10 per share
Adr [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NASDAQ
Security 12b Title	American Depositary Shares, each representing one- half of one ordinary share, nominal value €0.10 per share
Trading Symbol	DBVT